Borrowings - Bank Loans (Details) - 12 months ended Dec. 31, 2025 € in Thousands, $ in Thousands	EUR (€) Agreement	USD ($)
Disclosure of detailed information about borrowings [line items]
Loan repayment period (in years)	2 years
Top of range
Disclosure of detailed information about borrowings [line items]
Capital and reserves (in percent)	0.25
BNP Paribas and IMBC Group
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	€ 1,989	$ 2,330
Radiopharmaceutical Production Facility
Disclosure of detailed information about borrowings [line items]
Number of loan agreements | Agreement	2
Radiopharmaceutical Production Facility | BNP Paribas and IMBC Group
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 10,100
Maturity date	10 years
Radiopharmaceutical Production Facility | BNP Paribas
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 2,000
Maturity date	2 years